Business combination - Additional information (Details) - CAD ($)		12 Months Ended
	Aug. 11, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Interest accretion on promissory notes and on balance due on business combination		$ 110,203	$ 17,937
Pyro Green-Gas And Subsidiaries
Disclosure of detailed information about business combination [line items]
Maximum purchase price consideration in Cash	$ 4,355,600
Settlement of pre-existing loan receivable from Pyro Green-Gas	$ 1,700,000	1,744,400
Expected period for completion of specified milestones by Pyro Green-Gas	30 months
Trade receivables recognized		807,946
Allowance for doubtful accounts recognized		3,300,000
Allowance for the doubtful accounts		500,000
Goodwill not expected to be deductible for tax purposes		2,700,000
Recognized revenue of Pyro Green-Gas		6,800,000
Recognized net earnings of Pyro Green-Gas		800,000
Acquisition-related costs		100,000
Consideration paid at closing and continent consideration	$ 3,842,000	3,842,000
Interest accretion on promissory notes and on balance due on business combination		$ 110,203
Discount rate	8.00%